INTANGIBLE ASSETS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
INTANGIBLE ASSETS
Schedule of Intangible assets
	September 30, 2023	December 31, 2022

Mining Permit Package	$68,739	$68,739
MC Mining	149,150	149,150
Carnegie ORR	117,623	117,623
Energy Technologies Inc	52,700	52,700
Coking Coal Financing LLC	8,978	53,978
RMC Environmental Services LLC	225,000	225,000
Texas Tech University	0	100,000
Pollinate	1,954	1,954
Less: Accumulated Amortization	(85,078)	(28,658)
Total Intangible Assets	$539,066	$740,487

	December 31,
	2022	2021

Mining Permit Package	$68,739	$0
MC Mining	149,150	0
Carnegie ORR	117,623	0
Energy Technologies Inc	52,700	0
Coking Coal Financing LLC	53,978	0
RMC Environmental Services LLC	225,000	0
Texas Tech University	100,000	0
Pollinate	1,954	0
Total Intangible Assets	$769,145	$0